Income Taxes (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Income Taxes Details
Net loss before income taxes	$ (77,923)	$ (24,976)	$ (3,487,757)	$ (479,341)
Fair value of services rendered by shareholder				45,269
Depreciation			178	(72)
Non-deductible portion of meals and entertainment			516	17
Share based compensation			2,970,464
Transaction costs			(12,045)	233,738
Adjusted net loss for tax purposes			$ (528,644)	$ (200,389)
Statutory rate			25.10%	23.61%
Tax expense (benefit) at the statutory rate			$ (132,682)	$ (47,306)
Valuation allowance			132,682	47,306
Provision for income taxes